Short and Long-Term Debt - Summary of Total Capacity and Available Capacity Under Borrowing Arrangements (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	May 15, 2012
Debt Instrument [Line Items]
Available Capacity	$ 197	$ 191
Total	1,105	1,346
Revolving Credit Facility - USD [Member]
Debt Instrument [Line Items]
Credit Facilities, Expiration Date	Feb. 15, 2017	Feb. 15, 2017
Available Capacity	197	191
Total Borrowing Capacity	200	194	194
Term Loan Credit Facility - USD [Member]
Debt Instrument [Line Items]
Credit Facilities, Expiration Date	Feb. 15, 2019	Feb. 15, 2019
Available Capacity
Total Borrowing Capacity	345	347
Term Loan Credit Facility - EUR [Member]
Debt Instrument [Line Items]
Credit Facilities, Expiration Date	Feb. 15, 2019	Feb. 15, 2019
Available Capacity
Total Borrowing Capacity	160	157
Second-Priority Senior Secured 9.75% Notes [Member]
Debt Instrument [Line Items]
Senior notes, annual interest rate	9.75%	9.75%
Credit Facilities, Expiration Date	Mar. 31, 2020	Mar. 31, 2020
Available Capacity
Second-Priority senior secured notes	400	400
Senior PIK Toggle Notes 9.125% Notes [Member]
Debt Instrument [Line Items]
Senior notes, annual interest rate		9.125%
Credit Facilities, Expiration Date		Dec. 15, 2017
Available Capacity
Second-Priority senior secured notes		$ 248